Convertible Note (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Convertible Note Details
Note balance	$ 673,180	$ 586,512	$ 170,000
Debt discounts	126,260	64,917
Accrued interest	119,836	112,959	21,264
Total	$ 666,756	$ 634,555	$ 191,264